Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 27, 2015	Dec. 31, 2014
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 31,037	$ 25,306	$ 21,140	$ 24,146	$ 19,526	$ 17,012	$ 13,100	$ 13,332	$ 11,152	$ 10,160		$ 10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 29,638	24,221	20,287	23,225	18,830	16,448	12,697	12,955	10,863	9,923	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,706	25,607	20,331	25,164	20,025	16,564	12,643	13,344	11,016	9,769	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,427	$ 26,732	$ 21,170	$ 25,849	$ 20,081	$ 16,960	$ 12,897	$ 13,489	$ 11,070	$ 9,886	$ 10,000